Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Reportable Segments and Corporate Activities

Information about the Company’s reportable segments and corporate activities are as follows (in thousands):

	Year Ended December 31,
	2024				2023
	UACC	CarStory	Corporate	Total	UACC	CarStory	Corporate	Total
Interest income	$203,962	$—	$(2,129)	$201,833	$180,970	$—	$(2,488)	$178,482

Interest expense:
Warehouse credit facility	29,276	—	—	29,276	19,914	—	—	19,914
Securitization debt	30,084	—	—	30,084	21,979	—	—	21,979
Total interest expense	59,360	—	—	59,360	41,893	—	—	41,893
Net interest income	144,602	—	(2,129)	142,473	139,077	—	(2,488)	136,589

Realized and unrealized losses, net of recoveries	98,629	—	21,239	119,868	92,372	—	30,169	122,541
Net interest income after losses and recoveries	45,973	—	(23,368)	22,605	46,705	—	(32,657)	14,048

Noninterest (loss) income:
Servicing income	6,501	—	—	6,501	10,041	—	—	10,041
Warranties and GAP income (loss), net	7,789	—	(10,399)	(2,610)	7,871	—	(2,158)	5,713
CarStory revenue	—	11,610	—	11,610	—	12,384	—	12,384
Gain on debt extinguishment	—	—	—	—	—	—	37,878	37,878
Other income	8,334	692	1,824	10,850	3,209	444	5,457	9,110
Total noninterest (loss) income	22,624	12,302	(8,575)	26,351	21,121	12,828	41,177	75,126

Expenses:
Compensation and benefits	76,374	10,293	10,626	97,293	67,807	8,953	9,940	86,700
Professional fees	3,506	152	8,377	12,035	5,395	341	8,816	14,552
Software and IT costs	10,397	215	4,471	15,083	10,116	197	9,288	19,601
Depreciation and amortization	22,683	6,403	—	29,086	22,685	6,428	—	29,113
Interest expense on corporate debt	2,396	—	3,430	5,826	1,680	—	4,296	5,976
Impairment charges	5,159	—	—	5,159	—	—	—	—
Other expenses	9,457	414	6,422	16,294	7,809	584	9,295	17,687
Total expenses	129,972	17,477	33,326	180,776	115,492	16,503	41,635	173,629

Adjusted EBITDA	$(29,808)	$912			$(23,185)	$3,399

Schedule of Consolidated Loss from Continuing Operations Before Provision for Income Taxes

The reconciliation between reportable segment Adjusted EBITDA to consolidated loss from continuing operations before provision for income taxes is as follows (in thousands):

	Year Ended December 31,
	2024	2023
Adjusted EBITDA by Segment
UACC	$(29,808)	$(23,185)
CarStory	912	3,399
Total	$(28,896)	$(19,786)

Interest expense on corporate debt	(2,396)	(1,680)
Interest income on cash and cash equivalents	2,864	2,481
Depreciation and amortization	(29,086)	(29,113)
Stock compensation expense	(3,077)	(3,243)
Severance	(800)	—
Impairment charges	(5,159)	—
Corporate loss from continuing operations before reorganization items and provision for income taxes	(65,270)	(33,114)
Loss from continuing operations before reorganization items and provision for income taxes	$(131,820)	$(84,455)